Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Feb. 28, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
POLICIES AND PRACTICES RELATED TO THE GRANT OF CERTAIN EQUITY AWARDS CLOSE IN TIME TO THE RELEASE OF MATERIAL NONPUBLIC INFORMATION
From time to time, the Company grants stock options to its employees, including the Named Executive Officers. Historically, the Company has granted new-hire option awards on or soon after a new hire’s employment start date and annual refresh employee option grants in February each year, which refresh grants are typically approved at a meeting of the Compensation Committee occurring in February. The Company’s typical practice is to grant refresh employee stock options on the last business day of the month of February. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to the Non-Employee Director Compensation Policy, as further described under the heading, “Compensation For Directors”. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. Because stock option grant dates are generally determined by extrinsic events such as employee or director start dates or annual meeting dates or, in the case of annual refresh stock options, typically occur on the last business day of February, the Compensation Committee generally does not take material nonpublic information (MNPI) into account when determining the timing of awards and it does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI.
The following table provides information regarding each instance in 2025 when the Company awarded a stock option to a named executive officer in the period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a current report on Form 8-K, and ending one business day after the filing or furnishing of such report. Each such instance is included without regard to the Company’s view as to whether the report disclosed MNPI.

Name (a)	Grant date (b)	Number of securities underlying the award (c)	Exercise price of the award ($/Sh) (d)	Grant date fair value of the award (e)
Percentage change in the
closing market price of the
securities underlying the
award between the trading
day ending immediately
prior to the disclosure of
material nonpublic
information and the trading
day beginning immediately
following the disclosure
of material nonpublic
information
(f)

David Hung, M.D.	2/28/25	2,000,000	$1.97	$1.34	6.88%
Colleen Sjogren	2/28/25	448,182	$1.97	$1.34	6.88%
Gary Hattersley, Ph.D.	2/28/25	448,182	$1.97	$1.34	6.88%

Award Timing Method	From time to time, the Company grants stock options to its employees, including the Named Executive Officers. Historically, the Company has granted new-hire option awards on or soon after a new hire’s employment start date and annual refresh employee option grants in February each year, which refresh grants are typically approved at a meeting of the Compensation Committee occurring in February. The Company’s typical practice is to grant refresh employee stock options on the last business day of the month of February. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to the Non-Employee Director Compensation Policy, as further described under the heading, “Compensation For Directors”.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. Because stock option grant dates are generally determined by extrinsic events such as employee or director start dates or annual meeting dates or, in the case of annual refresh stock options, typically occur on the last business day of February, the Compensation Committee generally does not take material nonpublic information (MNPI) into account when determining the timing of awards and it does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
The following table provides information regarding each instance in 2025 when the Company awarded a stock option to a named executive officer in the period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a current report on Form 8-K, and ending one business day after the filing or furnishing of such report. Each such instance is included without regard to the Company’s view as to whether the report disclosed MNPI.

Name (a)	Grant date (b)	Number of securities underlying the award (c)	Exercise price of the award ($/Sh) (d)	Grant date fair value of the award (e)
Percentage change in the
closing market price of the
securities underlying the
award between the trading
day ending immediately
prior to the disclosure of
material nonpublic
information and the trading
day beginning immediately
following the disclosure
of material nonpublic
information
(f)

David Hung, M.D.	2/28/25	2,000,000	$1.97	$1.34	6.88%
Colleen Sjogren	2/28/25	448,182	$1.97	$1.34	6.88%
Gary Hattersley, Ph.D.	2/28/25	448,182	$1.97	$1.34	6.88%

David Hung, M.D. [Member]
Awards Close in Time to MNPI Disclosures
Name		David Hung, M.D.
Underlying Securities | shares		2,000,000
Exercise Price | $ / shares		$ 1.97
Fair Value as of Grant Date | $		$ 1.34
Underlying Security Market Price Change		0.0688
Colleen Sjogren [Member]
Awards Close in Time to MNPI Disclosures
Name		Colleen Sjogren
Underlying Securities | shares		448,182
Exercise Price | $ / shares		$ 1.97
Fair Value as of Grant Date | $		$ 1.34
Underlying Security Market Price Change		0.0688
Gary Hattersley, Ph.D. [Member]
Awards Close in Time to MNPI Disclosures
Name		Gary Hattersley, Ph.D.
Underlying Securities | shares		448,182
Exercise Price | $ / shares		$ 1.97
Fair Value as of Grant Date | $		$ 1.34
Underlying Security Market Price Change		0.0688